Consolidated Statements of Cash Flow, Direct - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Types of collection from operating activities
Collections from the sale of goods and services	$ 1,907,020,342	$ 2,096,113,174	$ 2,374,348,805
Collections from royalties, payments, commissions, and other income from ordinary activities			1,967,684
Collections from premiums and services, annual payments, and other benefits from policies held	8,229,203	6,808,382	4,108,308
Other collections from operating activities	267,291	12,096,424	260,080
Types of payment in cash from operating activities
Payments to suppliers for goods and services	(1,189,827,156)	(1,302,502,517)	(1,432,187,182)
Payments to and on behalf of employees	(53,181,080)	(57,204,085)	(70,830,372)
Payments on premiums and services, annual payments, and other obligations from policies held	(13,217,306)	(14,551,177)	(21,525,259)
Other payments for operating activities	(97,141,445)	(93,435,079)	(185,124,143)
Cash generated from operating activities
Income taxes paid	(96,375,125)	(157,951,053)	(107,229,062)
Other outflows of cash	(501,449)	(1,206,687)	(4,600,270)
Net cash provided by operating activities	465,273,275	488,167,382	559,188,589
Cash flows from investment activities
Other collections from the sale of equity or debt instruments belonging to other entities		115,582,806	133,206,429
Other payments to acquire stakes in joint ventures		(1,943,100)	(2,346,000)
Loans to related parties	(83,414,780)	(6,639,995)	(6,457,077)
Proceeds from the sale of property, plant and equipment	4,640,835	4,274,470	42,597
Purchases of property, plant and equipment	(222,327,048)	(206,775,663)	(194,880,395)
Payments from future, forward, option and swap contracts	(1,210,213)	(7,808,837)	(7,860,258)
Collections from future, forward, option and swap contracts	352,734	835,105	3,439,049
Collections of loans to related parties	68,622,702	6,639,996	1,907,339
Dividends received	1,527,254	879,884	8,682,538
Interest received	3,635,059	3,087,687	3,686,258
Other inflows (outflows) of cash	48,423
Net cash used in investing activities	(228,125,034)	(91,867,647)	(60,579,520)
Cash flows from financing activities
Total proceeds from loans			257,661,770
Proceeds from long-term loans			249,359,440
Proceeds from short-term loans			8,302,330
Loans from related parties	69,204,437	31,680,253	37,096,734
Payments on borrowings	(5,654,112)	(5,534,483)	(182,345,064)
Payments on financial lease liabilities	(1,889,685)	(2,592,237)	(1,744,003)
Repayments of loans from related parties	(66,540,959)	(31,680,253)	(204,524,335)
Dividends paid	(239,385,950)	(244,539,407)	(126,718,920)
Interest paid	(47,195,320)	(44,320,297)	(76,403,433)
Other outflows of cash	(478,035)	(4,848,787)	(222,675,977)
Net cash used in financing activities	(291,939,624)	(301,835,211)	(519,653,228)
Net (decrease) increase in cash and cash equivalents before the effect of exchange rate changes	(54,791,383)	94,464,524	(21,044,159)
Effect of exchange rate changes on cash and cash equivalents	(4,245,853)	2,076,138	(14,207,725)
Net (decrease) increase in cash and cash equivalents	(59,037,236)	96,540,662	(35,251,884)
Cash and cash equivalents at the beginning of the year	211,027,141	114,486,479	149,738,363
Cash and cash equivalents at the end of the year	$ 151,989,905	$ 211,027,141	$ 114,486,479